Finance income and finance costs (Tables)	6 Months Ended
Jun. 30, 2021
Finance income and finance costs
Schedule of finance income and finance costs

	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Interest SVB Loan Agreement	(208)	(59)	(281)	(116)
Foreign exchange differences	(1,209)	(1,022)	4,413	554
Finance cost lease liability	(13)	(6)	(25)	(13)
Other finance income/finance costs	(122)	71	(160)	166
Gain from the modification of SVB Loan Agreement	0	62	0	62
Finance income/costs - net	(1,552)	(954)	3,947	653